TRADE AND OTHER ACCOUNTS PAYABLES (Details 3) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Liabilities accrued:
Accrued personnel expenses		$ 125,246	$ 113,785
Aircraft and engine maintenance		92,711	244,949
Accounts payable to personnel	[1]	99,862	89,523
Others accrued liabilities		28,182	26,885
Total accrued liabilities		$ 346,001	$ 475,142

[1]	Profits and bonds participation (Note 23 letter b).